Fees Summary	May 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,039,000.00
Previously Paid Amount	0.00
Total Fee Amount	618.37
Total Offset Amount	0.00
Net Fee	618.37
Narrative - Max Aggregate Offering Price	$ 4,039,000.00
Final Prospectus	true